UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

                     With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law
GroupTM
11300 Tomahawk Creek Parkway, Ste.
310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	Last day of February

Date of reporting period:	August 31, 2015

Item #1. Reports to Stockholders.

INDEX	DGHM All-Cap Value Fund; DGHM V2000 SmallCap Value Fund

DGHM FUNDS

Semi-Annual Report to Shareholders

DGHM ALL-CAP VALUE FUND
DGHM V2000 SMALLCAP VALUE FUND

For the Six Months Ended August 31, 2015 (unaudited)

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	99.22%

	COMPUTERS/SOFTWARE	6.20%
14,406	Check Point Software Technologies Ltd.*		$1,123,812
45,581	Cisco Systems, Inc.		1,179,636

			2,303,448

	DIVERSIFIED FINANCIAL SERVICES	18.57%
27,016	CIT Group Inc.		1,173,575
30,047	Invesco Limited		1,024,903
26,101	JPMorgan Chase & Co.		1,673,074
74,522	KeyCorp		1,023,932
98,809	Regions Financial Corp.		947,578
26,269	SunTrust Banks, Inc.		1,060,480

			6,903,542

	HEALTHCARE	10.13%
20,454	Abbott Laboratories		926,362
54,278	Pfizer Inc.		1,748,837
11,064	Stryker Corp.		1,091,464

			3,766,663

	INSURANCE	7.18%
9,030	ACE Limited		922,505
16,695	Lincoln National Corp.		847,939
15,437	The Allstate Corp.		899,668

			2,670,112

	INTEGRATED UTILITIES	15.25%
25,542	Halliburton Co.		1,005,078
20,813	PDC Energy Inc.*		1,169,274
29,048	Public Service Enterprise Group Inc.		1,169,182
40,635	Suncor Energy, Inc.		1,147,532
24,678	WEC Energy Group, Inc.		1,175,907

			5,666,973

	MEDIA	3.06%
15,989	Time Warner Inc.		1,136,818

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS – continued
August 31, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

	MISCELLANEOUS MANUFACTURING	14.24%
5,569	3M Company		$791,578
15,472	Analog Devices, Inc.		864,266
12,419	Eastman Chemical Co.		899,881
17,855	General Mills, Inc.		1,013,450
38,024	P. H. Glatfelter Co.		686,713
15,531	Regal-Beloit Corp.		1,035,452

			5,291,340

	OIL & GAS SERVICES	4.42%
11,648	Baker Hughes Inc.		652,288
25,631	Range Resources Corp.		989,869

			1,642,157

	PROFESSIONAL SERVICE	2.51%
10,749	Manpower Group, Inc.		934,088

	REAL ESTATE INVESTMENT TRUST	4.19%
10,608	Alexandria Real Estate Equities, Inc.		912,182
8,200	Mid-America Apartment Communities, Inc.		644,438

			1,556,620

	RETAIL	4.00%
12,243	Bed Bath & Beyond Inc.*		760,413
14,208	Kohl’s Corp.		725,034

			1,485,447

	TELECOMMUNICATIONS	4.35%
48,708	AT&T Inc.		1,617,119

	TRANSPORTATION	5.12%
18,119	Thor Industries, Inc.		988,935
10,672	Union Pacific Corp.		915,017

			1,903,952

	TOTAL COMMON STOCKS
	(Cost: $31,060,290)	99.22%	36,878,279

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS – continued
August 31, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

	SHORT TERM INVESTMENTS	1.56%
	Wells Fargo Advantage Treasury Plus
578,645	Money Market Fund 0.1%**
	(Cost: $578,645)		$578,645

	TOTAL INVESTMENTS:
	(Cost: $31,638,935)	100.78%	37,456,924
	Liabilities in excess of other assets	(0.78)%	(290,575)

	NET ASSETS	100.00%	$37,166,349

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s Statement of Assets and Liabilities).
** Effective 7 day yield as of August 31, 2015.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of August 31, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

	COMMON STOCKS	96.27%

	BANKS	16.45%
13,050	Associated Banc-Corp.		$239,598
1,710	Capital Bank Financial Corp Class A		52,617
4,743	Community Trust Bancorp, Inc.		166,479
15,295	First Midwest Bancorp, Inc.		269,804
18,015	Fulton Financial Corp.		219,062
7,889	Hancock Holding Co.		221,523
23,744	National Penn Bancshares, Inc.		285,284
18,507	Old National Bancorp		255,397
14,797	Provident Financial Services		280,255
10,093	Sandy Spring Bancorp, Inc.		259,087
5,826	WesBanco, Inc.		179,383

			2,428,489

	COMMERCIAL SERVICES	3.68%
6,874	Korn/Ferry International		234,197
8,790	ServiceMaster Global Holdings Inc.*		309,232

			543,429

	COMPUTERS/SOFTWARE/DATA	4.78%
11,393	AVG Technologies NV*		263,520
8,536	Pegasystems Inc.		209,218
7,034	PTC Inc.*		232,966

			705,704

	DIVERSIFIED REAL ESTATE
	INVESTMENTS	9.46%
12,732	BioMed Realty Trust, Inc.		235,542
20,467	Brandywine Realty Trust		248,060
15,542	Cousins Properties, Inc.		142,520
10,042	Hersha Hospitality Trust		245,427
10,322	Kite Realty Group		242,670
4,322	Sun Communities, Inc.		281,838

			1,396,057

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS – continued
As of August 31, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

	FINANCE	1.80%
12,247	Colony Capital Inc Class “A”		$265,882

	HEALTHCARE	6.20%
2,900	Analogic Corp.		233,682
9,586	Merit Medical Systems, Inc.*		218,082
3,318	Molina Healthcare Inc. *		247,490
22,926	Syneron Medical Ltd.*		216,421

			915,675

	INSURANCE	9.35%
7,252	American Equity Investment Life Holding Co.		175,933
13,358	Crawford & Co. Class B		85,224
5,658	First American Financial Corp.		219,870
5,546	Horace Mann Educators Corp.		184,238
11,857	Maiden Holdings Ltd.		169,911
21,790	Radian Group Inc.		391,784
4,623	United Fire Group Inc.		153,484

			1,380,444

	INVESTMENT SERVICES	1.52%
9,347	Kennedy-Wilson Holdings Inc.		223,954

	MEDIA	1.87%
34,279	Entravision Communications Class A		275,946

	MISCELLANEOUS MANUFACTURING	17.30%
3,643	Clearwater Paper Corp.*		204,227
2,880	Cytec Industries Inc.		213,696
4,991	EMCOR Group, Inc.		230,035
3,965	L. B. Foster Co. Class A		71,093
17,494	Global Brass & Copper Holdings, Inc.		343,582
2,783	Kaiser Aluminum Corp.		232,603
7,165	Mueller Industries, Inc.		227,919
5,535	NetScout Systems, Inc.		202,304
9,057	Orion Engineered Carbons SA		148,535
6,498	A. Schulman, Inc.		223,076

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS – continued
As of August 31, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

12,633	Steelcase Inc.		$222,720
9,543	Tower International Inc.*		233,326

			2,553,116

	OIL & GAS SERVICES	4.74%
13,779	Patterson-UTI Energy, Inc.		224,322
37,569	Precision Drilling Corp.		180,707
7,321	Vectren Corp.		294,524

			699,553

	PROFESSIONAL SERVICES	1.41%
8,641	TrueBlue, Inc.*		207,384

	RETAIL	5.03%
4,746	The Cato Corp. Class A		166,727
2,916	Genesco Inc.*		174,639
8,006	Kirkland’s Inc.		178,694
5,464	Weis Markets, Inc.		222,112

			742,172

	TECHNOLOGY	1.46%
2,751	CACI International Inc. Class “A”*		215,733

	TRANSPORTATION	5.08%
7,974	Knight Transportation, Inc.		216,893
4,404	Old Dominion Freight Line, Inc.*		292,822
4,402	Thor Industries, Inc.		240,261

			749,976

	UTILITIES	6.14%
9,139	Avista Corp.		286,873
5,608	PDC Energy, Inc.*		315,057
8,816	Portland General Electric Co.		304,505

			906,435

	TOTAL COMMON STOCKS
	(Cost: $13,664,405)	96.27%	14,209,949

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS – continued
As of August 31, 2015
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Value

	SHORT TERM INVESTMENTS	3.38%
	Wells Fargo Advantage Treasury Plus
497,977	Money Market Fund 0.1%**
	(Cost: $497,977)		$497,977

	TOTAL INVESTMENTS
	(Cost: $14,162,382)	99.65%	14,707,926
	Other assets, net of liabilities	0.35%	52,119

	NET ASSETS	100.00%	$14,760,045

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s Statement of Assets and Liabilities).
** Effective 7 day yield as of August 31, 2015.

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2015 (unaudited)

		DGHM V2000
	DGHM All-Cap	SmallCap
	Value Fund	Value Fund

ASSETS
Investments at value (identified cost of $31,638,935
and $14,162,382 respectively) (Note 1)	$37,456,924	$14,707,926
Receivable for investments sold	–	176,917
Receivable for capital stock sold	5,707	21,455
Dividends and interest receivable	76,603	7,408
Prepaid expenses	24,024	18,257

TOTAL ASSETS	37,563,258	14,931,963

LIABILITIES
Payable for securities purchased	–	158,993
Payable for capital stock redeemed	341,471	6,913
Accrued investment advisory fees	22,171	1,479
Accrued 12b-1 fees	–	91
Accrued administration, transfer agent and accounting fees	6,592	1,544
Accrued professional fees	17,854	–
Accrued custody fees	444	1,488
Other accrued expenses	8,377	1,410

TOTAL LIABILITIES	396,909	171,918

NET ASSETS	$37,166,349	$14,760,045

Net Assets Consist of:
Paid-in-capital applicable to 3,276,863 and 1,342,043 no
par value shares of beneficial interest outstanding,
respectively, unlimited shares authorized	$23,660,932	$14,521,959
Accumulated net investment income (loss)	124,082	52,575
Accumulated net realized gain (loss) on investments	7,563,346	(360,033)
Net unrealized appreciation (depreciation) of investments	5,817,989	545,544

Net Assets	$37,166,349	$14,760,045

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Investor Class
($16,816,075 / 1,472,288 shares outstanding and
$337,969 / 32,662 shares outstanding, respectively)	$11.42	$10.35

Class C(a)
($4,873,614 / 449,720 shares outstanding)	$10.84	N/A

Institutional Class
($15,476,660 / 1,354,855 shares outstanding and
$14,422,076 / 1,309,381 shares outstanding, respectively)	$11.42	$11.01

(a) May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF OPERATIONS
For the six months ended August 31, 2015 (unaudited)

		DGHM V2000
	DGHM All-Cap	SmallCap
	Value Fund	Value Fund

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $2,881 and $569)	$485,364	$127,884
Interest	48	36

Total investment income	485,412	127,920

EXPENSES
Investment advisory fees (Note 2)	152,047	57,599
12b-1 fees (Note 2)
Investor Class	27,009	449
Class C	27,485	–
Recordkeeping and administrative services (Note 2)	23,392	7,541
Accounting fees (Note 2)	11,696	7,541
Custodian fees	5,251	6,007
Transfer agent fees (Note 2)
Investor Class	9,114	199
Class C	2,162	–
Institutional Class	5,735	7,238
Professional fees	23,893	10,734
Filing and registration fees	16,589	4,263
Trustee fees	2,305	2,496
Compliance fees	8,226	4,397
Shareholder servicing and reports
Investor Class	16,843	917
Class C	2,144	–
Institutional Class	9,743	7,251
Other	17,696	7,688

Total expenses	361,330	124,320
Advisory fee waivers and reimbursed
expenses (Note 2)	–	(52,968)

Net Expenses	361,330	71,352

Net investment income (loss)	124,082	56,568

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	5,281,155	28,872
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(8,779,808)	(721,647)

Net realized and unrealized gain (loss) on investments	(3,498,653)	(692,775)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(3,374,571)	$(636,207)

See Notes to Financial Statements

DGHM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	DGHM All-Cap		DGHM V2000
	Value Fund		SmallCap Value Fund

	For the		For the
	six months		six months
	ended	For the	ended	For the
	August 31, 2015	Year ended	August 31, 2015	Year ended
	(unaudited)	February 28, 2015	(unaudited)	February 28, 2015

Increase (decrease) in
Net Assets
OPERATIONS
Net investment income (loss)	$124,082	$173,979	$56,568	$52,318
Net realized gain (loss) on
investments	5,281,155	8,418,657	28,872	(378,212)
Net increase (decrease) in
unrealized appreciation
(depreciation)
of investments	(8,779,808)	(2,896,765)	(721,647)	863,901

Increase (decrease) in net
assets from operations	(3,374,571)	5,695,871	(636,207)	538,007

DISTRIBUTIONS TO
SHAREHOLDERS
Net investment income
Investor Class	–	(289,042)	–	–
Class C	–	(38,501)	–	–
Institutional Class	–	(386,105)	–	(56,226)
Net realized gain
Investor Class	–	(4,194,688)	–	(308)
Class C	–	(1,004,596)	–	–
Institutional Class	–	(4,410,396)	–	(10,174)

Decrease in net assets
from distributions	–	(10,323,328)	–	(66,708)

CAPITAL STOCK
TRANSACTIONS (Note 5)
Shares sold
Investor Class	751,011	2,800,555	2,500	35,083
Class C	11,000	473,849	–	–
Institutional Class	855,516	4,592,018	2,179,870	8,185,996
Distributions reinvested
Investor Class	–	3,494,578	–	233
Class C	–	999,987	–	–
Institutional Class	–	3,994,745	–	47,711
Shares redeemed
Investor Class	(6,112,799)	(12,549,366)	(6,266)	(11,263)
Class C	(552,558)	(672,600)	–	–
Institutional Class	(8,328,527)	(11,173,243)	(685,711)	(2,406,383)

Increase (decrease) in net
assets from capital stock
transactions	(13,376,357)	(8,039,477)	1,490,393	5,851,377

NET ASSETS
Increase (decrease)
during period	(16,750,928)	(12,666,934)	854,186	6,322,676
Beginning of period	53,917,277	66,584,211	13,905,859	7,583,183

End of period (including
accumulated net investment
income (loss) of $124,082,
$- and $52,575 , $(3,993),
respectively)	$37,166,349	$53,917,277	$14,760,045	$13,905,859

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD

	Investor Class Shares

			Year ended February 28,

	Six months
	ended					Year ended	Year ended
	August 31, 2015					February 29,	February 28,
	(unaudited)		2015	2014	2013	2012	2011

Net asset value,
beginning of period	$12.42		$13.64	$11.79	$11.13	$11.60	$9.44

Investment activities
Net investment
income (loss)(B)	0.03		0.03	0.02	0.09	0.08	–	(A)
Net realized and
unrealized gain (loss)
on investments	(1.03)		1.20	3.21	0.84	(0.39)	2.16

Total from investment
activities	(1.00)		1.23	3.23	0.93	(0.31)	2.16

Distributions
Net investment income	–		(0.16)	-	(0.16)	(0.06)	–	(A)
Net realized gain	–		(2.29)	(1.38)	(0.11)	(0.10)	–

Total distributions	–		(2.45)	(1.38)	(0.27)	(0.16)	–	(A)

Net asset value,
end of period	$11.42		$12.42	$13.64	$11.79	$11.13	$11.60

Total Return	(8.05%	)**	9.64%	27.91%	8.59%	(2.56% )	22.89%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.61%	*	1.50%	1.60%	1.45%	1.30%	1.47%
Net investment
income (loss)	0.47%	*	0.21%	0.17%	0.86%	0.74%	0.04%
Portfolio turnover rate	22.41%	**	37.91%	40.36%	60.57%	49.53%	53.05%
Net assets, end
of period (000’s)	$16,816		$23,787	$31,893	$30,165	$75,004	$71,124

* Annualized
** Not annualized
(A) Less than $0.01 per share.
(B) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD

				Class C Shares

	Six months
	ended					Year ended		Year ended
	August 31, 2015					February 29,		February 28,
	(unaudited)		2015	2014	2013	2012		2011

Net asset value,
beginning of period	$11.82		$13.11	$11.47	$10.87	$11.36		$9.31

Investment activities
Net investment
income (loss)(B)	(0.01)		(0.07)	(0.07)	0.01	–	(A)	(0.07)

Net realized and
unrealized gain (loss)
on investments	(0.97)		1.16	3.09	0.83	(0.39)		2.12

Total from investment
activities	(0.98)		1.09	3.02	0.84	(0.39)		2.05

Distributions
Net investment income	–		(0.09)	–	(0.13)	–		–
Net realized gain	–		(2.29)	(1.38)	(0.11)	(0.10)		–

Total distributions	–		(2.38)	(1.38)	(0.24)	(0.10)		–

Net asset value,
end of period	$10.84		$11.82	$13.11	$11.47	$10.87		$11.36

Total Return	(8.29%	)**	8.91%	26.83%	7.88%	(3.37%	)	22.02%
Ratios/Supplemental Data
Ratio to average net assets
Expenses	2.27%	*	2.21%	2.34%	2.20%	2.08%		2.23%
Net investment
income (loss)	(0.20%	)*	(0.50% )	(0.57% )	0.12%	(0.04%	)	(0.69% )
Portfolio turnover rate	22.41%	**	37.91%	40.36%	60.57%	49.53%		53.05%
Net assets, end
of period (000’s)	$4,874		$5,859	$5,606	$5,111	$4,832		$4,713

* Annualized
** Not annualized
(A) Less than $0.01 per share.
(B) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD

			Institutional Class Shares

	Six months						Period
	ended					Year ended	July 19, 2010*
	August 31, 2015					February 29,	to February 28
	(unaudited)		2015	2014	2013	2012	2011

Net asset value,
beginning of period	$12.40		$13.62	$11.75	$11.13	$11.59	$9.33

Investment activities
Net investment
income (loss)(A)	0.05		0.07	0.07	0.13	0.11	0.03
Net realized and
unrealized gain (loss)
on investments	(1.03)		1.20	3.18	0.85	(0.38)	2.26

Total from investment
activities	(0.98)		1.27	3.25	0.98	(0.27)	2.29

Distributions
Net investment income	–		(0.20)	–	(0.25)	(0.09)	(0.03)
Net realized gain	–		(2.29)	(1.38)	(0.11)	(0.10)	–

Total distributions	–		(2.49)	(1.38)	(0.36)	(0.19)	(0.03)

Net asset value,
end of period	$11.42		$12.40	$13.62	$11.75	$11.13	$11.59

Total Return	(7.90%	)***	10.00%	28.18%	9.03%	(2.21% )	24.55%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses	1.27%	**	1.19%	1.27%	1.12%	1.01%	1.11%	**
Net investment
income (loss)	0.80%	**	0.51%	0.50%	1.20%	1.03%	0.46%	**
Portfolio turnover rate	22.41%	***	37.91%	40.36%	60.57%	49.53%	53.05%	***
Net assets, end
of period (000’s)	$15,477		$24,271	$29,085	$26,509	$62,319	$17,486

* Commencement of operations
** Annualized
*** Not annualized
(A)Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD

			Investor Class Shares

	Six months							Period
	ended						Year ended	June 30, 2010*
	August 31, 2015						February 29,	to February 28,
	(unaudited)		2015		2014	2013	2012	2011

Net asset value,
beginning of period	$10.80		$10.38		$8.65	$7.75	$12.92	$10.00

Investment activities
Net investment
income (loss)(A)	0.02		-	(B)	0.03	0.12	(0.05)	–	(B)
Net realized and
unrealized gain (loss)
on investments	(0.47)		0.43		2.13	0.94	(0.74)	3.10

Total from investment
activities	(0.45)		0.43		2.16	1.06	(0.79)	3.10

Distributions
Net investment income	–		–		(0.32)	(0.04)	(0.48)	–
Net realized gains	–		(0.01)		(0.11)	(0.12)	(3.90)	(0.18)

Total distributions	–		(0.01)		(0.43)	(0.16)	(4.38)	(0.18)

Net asset value,
end of period	$10.35		$10.80		$10.38	$8.65	$7.75	$12.92

Total Return	(4.17%	)***	4.14%		25.12%	13.77%	(3.43% )	31.05%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.37%	**	2.28%		7.59%	21.40%	29.98%	15.71%	**
Expenses, net of legal and
compliance fees waivers
before management
fee waivers	2.37%	**	2.28%		6.77%	16.87%	29.98%	15.71%	**
Expenses, net of
all waivers	1.40%	**	1.40%		1.53%	1.90%	1.90%	1.90%	**
Net investment
income (loss)	0.38%	**	0.03%		0.26%	1.45%	(0.40% )	0.07%	**
Portfolio turnover rate	20.16%	***	54.06%		41.45%	118.00%	58.38%	33.60%	***
Net assets, end
of period (000’s)	$338		$357		$318	$238	$75	$260

* Commencement of operations
** Annualized
*** Not annualized
(A) Per share amounts calculated using the average number of shares outstanding.
(B) Less than $0.01 per share.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD

	Institutional Class Shares

			Year ended February 28,

	Six months						Period
	ended					Year ended	June 30, 2010*
	August 31, 2015					February 29,	to February 28,
	(unaudited)		2015	2014	2013	2012	2011

Net asset value,
beginning of period	$11.48		$11.02	$8.88	$8.01	$13.01	$10.00

Investment activities
Net investment
income (loss)(A)	0.05		0.05	0.08	0.14	(0.02)	0.02
Net realized and
unrealized gain (loss)
on investments	(0.52)		0.47	2.17	0.98	(0.75)	3.20

Total from investment
activities	(0.47)		0.52	2.25	1.12	(0.77)	3.22

Distributions
Net investment income	–		(0.05)	–	(0.13)	(0.33)	(0.03)
Net realized gains	–		(0.01)	(0.11)	(0.12)	(3.90)	(0.18)

Total distributions	–		(0.06)	(0.11)	(0.25)	(4.23)	(0.21)

Net asset value,
end of period	$11.01		$11.48	$11.02	$8.88	$8.01	$13.01

Total Return	(4.18%	)***	4.75%	25.33%	14.08%	(3.34% )	32.24%	***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.71%	**	1.68%	4.62%	19.45%	29.82%	15.46%	**
Expenses, net of legal and
compliance fees waivers
before management
fee waivers	1.71%	**	1.68%	3.80%	14.92%	29.82%	15.46%	**
Expenses, net of
all waivers	0.98%	**	0.98%	1.01%	1.65%	1.65%	1.65%	**
Net investment
income (loss)	0.79%	**	0.45%	0.78%	1.70%	(0.15% )	0.32%	**
Portfolio turnover rate	20.16%	***	54.06%	41.45%	118.00%	58.38%	33.60%	***
Net assets, end
of period (000’s)	$14,422		$13,549	$7,265	$191	$351	$998

* Commencement of operations
** Annualized
*** Not annualized
(A) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2015 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the “Funds”) are series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. On October 23, 2013, the Funds were reorganized from the DGHM Investment Trust into the World Funds Trust. The DGHM All-Cap Value (“All-Cap Fund”) and DGHM V2000 SmallCap Value (“SmallCap Fund”) Funds commenced operations on June 20, 2007 and June 30, 2010, respectively.

The investment objectives of the Funds are to provide long-term capital appreciation through investments that Dalton, Greiner, Hartman, Maher & Co., LLC, the Funds’ investment advisor (“Advisor”), believes are undervalued.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
August 31, 2015 (unaudited)

instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

All-Cap Fund
Common Stocks	$36,878,279	$–	$–	$36,878,279
Short Term
Investments	578,645	–	–	578,645

	$27,456,924	$–	$–	$37,456,924

SmallCap Fund
Common Stocks	$14,209,949	$–	$–	$14,209,949
Short Term
Investments	497,977	–	–	497,977

	$14,707,926	$–	$–	$14,707,926

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
August 31, 2015 (unaudited)

Refer to the Funds’ Schedules of Investments for a listing of securities by security type and industry. The Funds held no Level 3 securities at any time during the six months. There were no transfers between levels during the six months ended August 31, 2015. It is the Funds’ policy to recognize transfers between levels as of the end of the reporting period.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.

The Funds recognize tax benefits on uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination from tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for each of the years 2013, 2014, 2015 and those expected to be taken in the Funds’ 2016 tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds’ Federal tax returns filed in the three-year period ended February 28, 2015 remain subject to examination by the Internal Revenue Service. Interest and penalties,

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
August 31, 2015 (unaudited)

if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share. As of August 31, 2015, there were no such reclassifications for the All-Cap Fund and the SmallCap Fund.

Class Net Asset Values and Expenses

Each Fund can offer three classes of shares: Investor Class Shares, Class C Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C Shares may be subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C Shares automatically convert into Investor Class Shares after seven years. As of August 31, 2015, there were no Class C Shares of the SmallCap Fund outstanding. See Note 2 for information regarding plans of distribution in accordance with Rule 12b-1 under the 1940 Act for the Funds and the shareholder servicing plan with respect to SmallCap.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to Investment Advisory Agreements, the Advisor provides investment advisory services for an annual fee of 0.65% on the average daily net assets of the All-Cap Fund and 0.80% on the average daily net assets of the SmallCap Fund. For the six months ended August 31, 2015, the Advisor earned $152,047 in advisory fees from the All-Cap Fund. For the six months ended August 31, 2015, the Advisor of the SmallCap Fund earned $57,599 and waived $52,968 in advisory fees.

In the interest of limiting the operating expenses of the Funds, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses to 1.50% of average daily net assets of the All-Cap Fund through June 30, 2016 and to 0.98% of average daily net assets of the SmallCap Fund through June 30, 2016. Fund operating

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
August 31, 2015 (unaudited)

expenses do not include interest, taxes, brokerage commissions, acquired fund fees and expenses, dividends on short sales and other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable. If at any point it becomes unnecessary for the Advisor to waive fees or make reimbursements, the Advisor may recover the sum of all fees previously waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid. Such reimbursement must be authorized by the Board. The Advisor may recoup these amounts if such reimbursement does not cause the Fund to exceed existing expense limitations. As of August 31, 2015, there were no fee waivers or reimbursements eligible for reimbursement to the Advisor pertaining to the All-Cap Fund. The total amount of recoverable reimbursements for the SmallCap Fund as of August 31, 2015 was $249,674 and expires as follows:

2016	$ 47,899
2017	63,472
2018	85,335
2019	52,968

$249,674

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Class Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Class Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. Additionally, the SmallCap Fund adopted a shareholder servicing plan for its Investor Class Shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. The All-Cap Fund incurred $27,009 and $27,485, in 12b-1 fees under the Plans with respect to Investor Class Shares and Class C Shares, respectively, for the six months ended August 31, 2015. The SmallCap Fund incurred $449 in 12b-1 fees and $306 in shareholder servicing under the shareholder servicing plan with respect to Investor Class Shares for the six months ended August 31, 2015.

First Dominion Capital Corp. (the “FDCC”) acts as the Funds’ principal underwriter and distributor. For the six months ended August 31, 2015, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition,

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
August 31, 2015 (unaudited)

FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended August 31, 2015, FDCC received $273 in CDSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”) provides shareholder, recordkeeping, administrative and blue-sky filing services as the administrative agent for the Funds. For such administrative services, CSS earned $23,392 and $7,541 for the six months ended August 31, 2015 from the All-Cap Fund and SmallCap Fund, respectively.

Commonwealth Fund Services, Inc. (“CFSI”) is the Funds’ transfer and dividend disbursing agent. For such services, CFSI earned $17,011 and $7,437 for the six months ended August 31, 2015 from the All-Cap Fund and the SmallCap Fund, respectively.

Commonwealth Fund Accounting (“CFA”) is the Funds’ accounting services agent. For such services, CFA earned $11,696 and $7,541 for the six months ended August 31, 2015 from the All-Cap Fund and the SmallCap Fund, respectively.

Certain officers and/or an interested trustee of the Funds are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended August 31, 2015, were $10,140,455 and $22,872,149, respectively for the All-Cap Fund. The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended August 31, 2015, were $4,352,409 and $2,732,171, respectively for the SmallCap Fund.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
August 31, 2015 (unaudited)

The tax character of distributions during the six months ended August 31, 2015 and the year ended February 28, 2015 were as follows:

	All-Cap Fund		SmallCap Fund

	Six months		Six months
	ended	Year	ended	Year
	August 31,	ended	August 31,	ended
	2015	February 28,	2015	February 28,
	(unaudited)	2015	(unaudited)	2015

Distributions paid from:
Ordinary income	$–	$1,489,387	$–	$56,279
Capital gains	–	8,833,941	–	10,429

	$–	$10,323,328	$–	$66,708

As of August 31, 2015, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	All-Cap Fund	SmallCap Fund

Accumulated net investment income	$124,082	$52,575
Accumulated net realized gain (loss) on investments	7,563,346	(360,033)
Net unrealized appreciation (depreciation) on investments	5,817,989	545,544

	$13,505,417	$238,086

Cost of securities for Federal Income tax purpose is $31,060,290 for All-Cap Fund and $13,664,405 for SmallCap Fund and the related tax-based net unrealized appreciation (depreciation) consists of:

	All-Cap Fund	SmallCap Fund

Gross unrealized appreciation	$7,787,622	$1,315,925
Gross unrealized depreciation	(1,969,633)	(770,381)

Net unrealized appreciation	$5,817,989	$545,544

As of February 28, 2015, the SmallCap Fund had a $71,394 short-term capital loss carryforward that has no expiration date.

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
August 31, 2015 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	All-Cap Fund

	Six months ended August 31, 2015 (unaudited)

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	60,816	$751,011	938	$11,000	70.530	$855,516
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(503,784)	(6,112,799)	(47,058)	(552,558)	(673,184)	(8,328,527)

Net increase (decrease)	(442,968)	$(5,361,788)	(46,120)	$(541,558)	(602,654)	$(7,473,011)

	All-Cap Fund

	Year ended February 28, 2015

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	203,620	$2,800,555	35,395	$473,849	334,690	$4,592,018
Shares reinvested	291,945	3,494,578	87,641	999,987	334,568	3,994,745
Shares redeemed	(919,047)	(12,549,366)	(54,802)	(672,600)	(847,453)	(11,173,243)

Net increase (decrease)	(423,482)	$(6,254,233)	68,234	$801,236	(178,195)	$(2,586,480)

	SmallCap Fund

	Six months ended August 31, 2015 (unaudited)

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	228	$2,500	188,004	$2,179,870
Shares reinvested	–	–	–	–
Shares redeemed	(572)	(6,266)	(59,377)	(685,711)

Net increase (decrease)	(344)	$(3,766)	128,627	$1,494,159

DGHM FUNDS
NOTES TO FINANCIAL STATEMENTS - continued
August 31, 2015 (unaudited)

	SmallCap Fund

	Year ended February 28, 2015

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	3,399	$35,083	733,377	$8,185,996
Shares reinvested	22	233	4,314	47,711
Shares redeemed	(1,093)	(11,263)	(215,918)	(2,406,383)

Net increase (decrease)	2,328	$24,053	521,773	$5,827,324

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (the “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE RENEWAL OF ADVISORY AGREEMENTS

At a meeting held on May 27-28, 2015, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Dalton, Greiner, Hartman, Maher & Co., LLC (the “Adviser” or “DGHM”) in regard to each of the DGHM V2000 SmallCap Value Fund and the DGHM All-Cap Value Fund (the “DGHM Funds”).

The Board discussed the arrangements between the Adviser and the Trust with respect to the DGHM Funds. The Board reflected on its discussions regarding the Advisory Agreement, the expense limitation agreement and the manner in which the DGHM Funds were managed with representatives from DGHM at the Meeting. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum dated May 8, 2015 from Counsel addressing the duties of Trustees regarding the renewal of proposed Advisory Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial information, a fee comparison analysis for the DGHM Funds and comparable mutual funds, and the Advisory Agreement and Expense Limitation Agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and Expense Limitation Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.

In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

Adviser to the DGHM Funds including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the DGHM Funds’ investment objectives and limitations; its coordination of services for the DGHM Funds among the DGHM Funds’ service providers, and the efforts to promote the DGHM Funds, grow their assets, and assist in the distribution of DGHM Fund shares. The Board also considered the extensive marketing efforts made by the Adviser for the DGHM Funds. The Board considered: the Adviser’s staffing, personnel, and methods of operation; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser (e.g., the Adviser’s compliance programs), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the DGHM Funds.

Investment Performance of the DGHM Funds and the Adviser.

The Trustees compared the performance of the DGHM Funds for various periods during each Fund’s existence with the performance of the DGHM Funds’ respective benchmarks – the Russell 3000 Value Index for the All-Cap Value Fund and the Russell 2000 Value Index for the V2000 SmallCap Value Fund. The Trustees considered the performance of the All-Cap Value Fund for the most recent quarter, year-to-date, 1 year and 3 year periods. The Trustees noted that for the year ended February 28, 2015, the All-Cap Fund underperformed its benchmark index and that for the same time period the V2000 SmallCap Fund outperformed its benchmark index. The Trustees noted that the All-Cap Value Fund outperformed its category average for the near term and slightly underperformed its category average for the longer-term. The Trustees also noted that the V2000 SmallCap Value Fund slightly underperformed its category average index in the short term periods of its existence and very closely tracked its category average in the long-term. The Trustees also considered the DGHM Funds’ performance relative to other accounts managed by the Adviser which are managed in the same manner as the DGHM Funds. The Trustees noted that each DGHM Funds’ year-to-date performance was generally comparable to the performance of other accounts managed by the Adviser.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the DGHM Funds.

In considering the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the DGHM Funds, the Trustees considered the Adviser’s staffing, personnel, and methods of operation; the financial condition of the Adviser and the level of commitment to the DGHM Funds by the Adviser and its principals; the asset levels of the DGHM Funds; and the expenses of the DGHM Funds. The Trustees considered financial statements of the Adviser and discussed the financial stability and productivity of the firm. The Trustees noted that the Adviser was profitable in regard to the All-Cap Value Fund but not in regard to the V2000 SmallCap Value Fund. The Trustees considered the fees and expenses of the Funds and those of the Adviser (including the management fee) relative to other funds

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. The Trustees noted that with regard to the All-Cap Value Fund, its management fee was at the median range and slightly below the average range for its Category. The Trustees further noted that the overall expenses for the All-Cap Value Fund were higher than its Category median and average. With regard to the V2000 SmallCap Value Fund, the Trustees noted that its management fee and overall expense ratio were on par with its Category average and median. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the DGHM Funds were fair and reasonable.

The extent to which economies of scale would be realized as the DGHM Funds grown and whether advisory fee levels reflect these economies of scale for the benefit of the DGHM Funds’ investors.

In this regard, the Board considered the DGHM Funds’ fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the DGHM Funds would benefit from the expense limitation arrangement in place for the DGHM Funds. The Trustees also noted that the DGHM Funds would benefit from economies of scale under its agreements with some of its service providers other than the Adviser. The Trustees also considered the Adviser’s fees for separate accounts that are managed in a manner similar to the DGHM Funds. The Trustees noted that the DGHM Funds enjoyed lower fees at the lower asset levels than the Adviser’s separate account clients. The Trustees considered the Adviser’s rationale for the differences in fee rates between the DGHM Funds and the Adviser’s separate account clients and determined that rationale to be appropriate. Following further discussion of the DGHM Funds’ asset levels, expectations for growth, and levels of fees, the Board determined that the DGHM Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the DGHM Funds’ investors.

Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the DGHM Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the DGHM Funds and/or the Adviser’s other accounts; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement for an additional one-year term.

DGHM FUNDS
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the DGHM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2015, and held for the six months ended August 31, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM FUNDS – continued
FUND EXPENSES (unaudited)

DGHM ALL-CAP VALUE FUND

Investor Class	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period* March 1, 2015 through August 31, 2015
Actual	$1,000.00	$ 919.50	$7.77
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	$8.16

Class C	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period* March 1, 2015 through August 31, 2015
Actual	$1,000.00	$ 917.10	$10.94
Hypothetical (5% return before expenses)	$1,000.00	$1,013.65	$11.49

Institutional Class	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period* March 1, 2015 through August 31, 2015
Actual	$1,000.00	$ 921.00	$6.13
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.44

* Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Investor Class, 2.27% for Class C and 1.27% for Institutional Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

DGHM FUNDS – continued
FUND EXPENSES (unaudited)

DGHM V2000 SMALLCAP VALUE FUND

Investor Class	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period* March 1, 2015 through August 31, 2015
Actual	$1,000.00	$ 958.30	$6.91
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.12

Institutional Class	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period* March 1, 2015 through August 31, 2015
Actual	$1,000.00	$ 958.20	$4.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.99

* Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor Class and 0.98% for Institutional Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Adviser:
   Dalton, Greiner, Hartman, Maher & Co., LLC
   565 Fifth Avenue, Suite 2101
   New York, New York 10017-2413

Distributor:
   First Dominion Capital Corp.
   8730 Stony Point Parkway, Suite 205
   Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
   BBD, LLP
   1835 Market Street, 26th Floor
   Philadelphia, Pennsylvania 19103

Legal Counsel:
   The Law Offices of John H. Lively & Associates, Inc.
   A member firm of The 1940 Act Law GroupTM
   11300 Tomahawk Creek Parkway, Suite 310
   Leawood, Kansas 66211

Transfer Agent:
For account information, wire purchase or redemptions, call or write to World Funds Trust’s Transfer Agent:

   Commonwealth Fund Services, Inc.
   8730 Stony Point Parkway, Suite 205
   Richmond, Virginia 23235
   (800) 653-2839 (Toll Free)

ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: November 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III Chief Executive Officer (principal executive officer)

Date: November 5, 2015

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe Chief Financial Officer (principal financial officer)

Date: November 5, 2015

* Print the name and title of each signing officer under his or her signature.